Vanguard Global Minimum Volatility Fund
Supplement Dated July 13, 2022, to the Prospectus and Summary Prospectus dated February 25, 2022
Important Changes to Vanguard Global Minimum Volatility Fund
Effective immediately, John Ameriks has been added as portfolio manager of Vanguard Global Minimum Volatility Fund (the Fund). He replaces Antonio Picca, who had previously managed the Fund.
Accordingly, all references to Mr. Picca in the Fund’s Prospectus and Summary Prospectus are hereby deleted in their entirety. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Antonio Picca under the heading “Investment Advisor” in the Fund Summary section for the Fund:
John Ameriks, Ph.D., Principal of Vanguard and global head of Vanguard’s Quantitative Equity Group. He has managed the Fund since July 2022.
Prospectus Text Changes
The following replaces Antonio Picca under the heading “Investment Advisor” in the More on the Funds section:
John Ameriks, Ph.D., Principal of Vanguard and global head of the Quantitative Equity Group in Vanguard's Investment Management Group, which manages or co-manages Vanguard active equity, alternative, multi-asset-class, and factor-based investment mandates using quantitative methods. He has worked in investment management since 1996 and before joining Vanguard in 2003, Mr. Ameriks was a senior research fellow at the TIAA-CREF Institute. Education: A.B. from Stanford University; M.A., M.Phil., and Ph.D. in economics from Columbia University.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 1194A 072022

Vanguard Whitehall Funds

Supplement Dated July 13, 2022, to the Statement of Additional Information Dated February 25, 2022
Important Changes to Vanguard Global Minimum Volatility Fund
Effective immediately, John Ameriks has been added as portfolio manager of Vanguard Global Minimum Volatility Fund (the Fund). He replaces Antonio Picca, who had previously managed the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
All references to Mr. Picca in the Statement of Additional Information are hereby deleted in their entirety.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following table replaces Antonio Picca under the sub-heading “1. Other Accounts Managed” on page B-59:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
John Ameriks[1]	Registered investment companies[2]	8	$3.4B	0	$0
	Other pooled investment vehicles	3	$290.3M	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Ameriks began managing the Fund on July 13, 2022.
2 Information provided as of June 30, 2022, and includes Vanguard Global Minimum Volatility Fund, which held assets of $2.1 billion as of June 30, 2022.

Within the same section, the following text replaces similar text under the sub-heading “4. Ownership of Securities” on page B-60:
As of June 30, 2022, Mr. Ameriks did not own shares of the fund.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 934A 072022